Intangible Assets - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Risk premium basis points	1.00%
Cost of Sales
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 15	$ 22	$ 26
Selling and Marketing Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	108	154	245
General and Administrative Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 765	$ 844	$ 791
Technology costs and management systems | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems | Top of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years